Long-Term Debt - Credit Facilities And Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended	11 Months Ended	6 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 14, 2013	Nov. 18, 2013	Jun. 19, 2014	Jun. 23, 2014	Sep. 15, 2014
Debt Instrument
Proceeds from long-term debt	$ 590,000	$ 214,085	$ 220,000
Weighted average interest rate	3.80%	2.40%
Total interest incurred on long-term debt	13,338	8,248	8,551
Line of credit facility, commitment fee amount	360	327	372
$262.1 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument
Principal amount				262,125
Line of credit facility, frequency of payments				The amount available under the Facility would be reduced each quarter for 14 consecutive quarters by $5,000 for the first 13 quarters and by approximately $197,125 for the fourteenth quarter ending on June 30, 2017.
Line of revolving credit facility, reduction terms				5,000
Debt instrument, periodic payment terms, balloon payment				197,125
Amount repaid					346,100
Credit facility amount drawn down					214,085
Debt instrument, description of variable rate basis				LIBOR
New $340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument
Principal amount						340,000
Line of credit facility, frequency of payments						The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.
Line of revolving credit facility, reduction terms						5,000
Debt instrument, periodic payment terms, balloon payment						200,000
Amount repaid							214,100
Credit facility amount drawn down							340,000
Debt instrument, description of variable rate basis						LIBOR
Line of credit facility, remaining borrowing capacity	0
$250.0 Million Senior Unsecured Notes due 2019
Debt Instrument
Principal amount								250,000
Net proceeds from issuance of Senior Notes								$ 244,900
Senior notes, terms	The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year.
Senior notes interest rate	6.25%